Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (806,745)	₩ (102,583)
Change due to fair value	187,363	(97,812)
Reclassification:
Change due to impairment or disposal	(62,096)	(346,126)
Effect of hedge accounting	(1,261)	250,875
Hedging	22,257	(131,153)
Effects from exchange rate fluctuations	48,060	(304,838)
Remeasurements of the defined benefit plans	(128,139)	121,735
Deferred income taxes	(14,892)	79,033
Transfer To Other Account	2,645	(414)
Non-controlling interests	(412)	1,549
Ending balance	(753,220)	(529,734)
Gain(loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	(211,003)
Change due to fair value	225,173
Reclassification:
Change due to impairment or disposal	15,812
Effect of hedge accounting	0
Hedging	(2,365)
Effects from exchange rate fluctuations	1,733
Remeasurements of the defined benefit plans	0
Deferred income taxes	(79,345)
Transfer To Other Account	0
Non-controlling interests	(1,305)
Ending balance	(51,300)
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance	(24,724)
Change due to fair value	(74,942)
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from exchange rate fluctuations	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	20,609
Transfer To Other Account	0
Non-controlling interests	0
Ending balance	(79,057)
Unrealized gain (loss) on available-for-sale financial assets
Accumulated other comprehensive income [Line Items]
Beginning balance		394,182
Change due to fair value		(60,397)
Reclassification:
Change due to impairment or disposal		(346,126)
Effect of hedge accounting		0
Hedging		1,241
Effects from exchange rate fluctuations		(28,553)
Remeasurements of the defined benefit plans		0
Deferred income taxes		110,708
Transfer To Other Account		0
Non-controlling interests		1,071
Ending balance		72,126
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(2,516)	21,258
Change due to fair value	(2,327)	(24,886)
Reclassification:
Change due to impairment or disposal	13,103	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(3,369)	3,748
Transfer To Other Account	0	(414)
Non-controlling interests	0	0
Ending balance	4,891	(294)
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(342,318)	(151,725)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	(35,879)	97,353
Effects from exchange rate fluctuations	45,904	(276,285)
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	9,958	(15,240)
Transfer To Other Account	0	0
Non-controlling interests	482	698
Ending balance	(321,853)	(345,199)
Net loss from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	2,441	(13,464)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	(91,011)	0
Effect of hedge accounting	(1,261)	250,875
Hedging	60,501	(229,747)
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	11,579	(5,224)
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	(17,751)	2,440
Other comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance	(4,564)	4,466
Change due to fair value	11,967	(12,529)
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	0	0
Deferred income taxes	(3,291)	3,251
Transfer To Other Account	0	0
Non-controlling interests	0	0
Ending balance	4,112	(4,812)
Remeasurements of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(253,995)	(357,300)
Change due to fair value	0	0
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from exchange rate fluctuations	0	0
Remeasurements of the defined benefit plans	(128,139)	121,735
Deferred income taxes	35,041	(18,210)
Transfer To Other Account	0	0
Non-controlling interests	411	(220)
Ending balance	(346,682)	₩ (253,995)
Equity in other comprehensive income of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(46)
Change due to fair value	39
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from exchange rate fluctuations	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	(11)
Transfer To Other Account	10
Non-controlling interests	0
Ending balance	(8)
Gain (loss) on financial asset at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	31,533
Change due to fair value	25,077
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from exchange rate fluctuations	423
Remeasurements of the defined benefit plans	0
Deferred income taxes	(5,410)
Transfer To Other Account	2,635
Non-controlling interests	0
Ending balance	54,258
Changes in own credit risk on financial liabilities designated under fair value option
Accumulated other comprehensive income [Line Items]
Beginning balance	(1,553)
Change due to fair value	2,376
Reclassification:
Change due to impairment or disposal	0
Effect of hedge accounting	0
Hedging	0
Effects from exchange rate fluctuations	0
Remeasurements of the defined benefit plans	0
Deferred income taxes	(653)
Transfer To Other Account	0
Non-controlling interests	0
Ending balance	₩ 170